UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2010 to August 31, 2010

Commission File Number of issuing entity: 333-146701-08

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2010-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-146701

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Delaware	27-6739753
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2	☐	☐	☒
Class A-3	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note:

The Form 10-D that is being amended by this filing (the “Original Filing”) was filed on September 10, 2010. Exhibit 99.1 of the Original Filing did not include a portion of the Monthly Servicer’s Certificate that was sent to investors and posted on the Servicer’s publicly accessible website on or about September 10, 2010. Exhibit 99.1 of this filing amends that exhibit to the Original Filing to include the entire Monthly Servicer’s Certificate that was sent to investors and posted on the Servicer’s website. No other information or data presented in the Original Filing is being revised or amended by this amended filing.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was August 31, 2010.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

The consolidated financial statements of Assured Guaranty LTD and its subsidiaries (“AGM”) are incorporated herein by reference from Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on August 9, 2010. You should be aware that any such financial statements August be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning AGM is accurate as of any date other than the date that such Form 10-Q was filed with the SEC.

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate dated August 31, 2010

99.2	Copy of the consolidated financial statements of Assured Guaranty LTD and its subsidiaries (incorporated by reference from Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on August 9, 2010.)

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2010-B

(Issuing Entity)

Dated: May 21, 2013

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President,
Chief Financial Officer and Treasurer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate dated August 31, 2010

99.2	Copy of the consolidated financial statements of Assured Guaranty LTD and its subsidiaries (incorporated by reference from Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on August 9, 2010.)